Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets [Abstract]
Cash and cash equivalents	$ 768,859	$ 6,452,589		$ 27,612,732
Prepaid expenses	2,093,519	1,433,153		1,325,998
Total current assets	2,862,378	7,885,742		28,938,730
Property and equipment, net	190,113	209,689		234,912
Other assets	305,691	1,187,788		2,174,286
Total assets	3,358,182	9,283,219		31,347,928
Current liabilities:
Accounts payable	1,883,844	2,802,950		1,747,682
Accrued expenses	1,420,063	716,931		3,000,212
Total current liabilities	3,303,907	3,519,881		4,747,894
Stockholders’ equity:
Common stock, $.001 par value: Authorized shares – 150,000,000 and 600,000,000 at March 31, 2024 and December 31, 2023, respectively; Issued and outstanding shares – 2,308,309 and 1,977,152 at March 31, 2024 and December 31, 2023, respectively	2,308	1,977		1,756
Additional paid-in capital	110,265,884	110,125,146		104,995,301
Accumulated deficit	(110,213,917)	(104,363,785)		(78,397,023)
Total stockholders’ equity	54,275	5,763,338	$ 22,865,157	26,600,034	$ 4,361,704
Total liabilities and stockholders’ equity	$ 3,358,182	$ 9,283,219		$ 31,347,928